Goodwill, Software and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2015
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636
Goodwill acquired during year	37,799	—	2,870	—	40,669
Impairment losses	(3,464)	—	—	—	(3,464)
Foreign currency translation adjustments	44,312	5,918	19,118	—	69,348
Other	(6,226)	(802)	—	—	(7,028)

Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161

	2016
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161
Goodwill acquired during year	84,712	—	17,521	—	102,233
Impairment losses	(4,719)	—	—	—	(4,719)
Foreign currency translation adjustments	(22,754)	(3,175)	(17,037)	—	(42,966)
Other	(2,700)	(10,937)	2,136	—	(11,501)

Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208

Schedule of Major Components of Software and Other Intangible Assets

The following table presents the major components of software and other intangible assets as of March 31, 2015 and 2016.

	2015	2016
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,129,753	¥6,207,423
Rights to use utility facilities	337,496	338,098
Other	489,844	489,233
Accumulated amortization	(5,390,151)	(5,530,456)

Total amortizable intangible assets	1,566,942	1,504,298

Non-amortizable intangible assets:
Trademarks and trade names	55,859	53,356
Rights to acquire the building	16,792	16,792
Other	21,915	30,013

Total non-amortizable intangible assets	94,566	100,161

Total	¥1,661,508	¥1,604,459

Estimated Aggregate Amortization Expenses for Intangible Assets During Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2017	¥406,980
2018	322,113
2019	247,966
2020	174,210
2021	115,201